INVESTMENTS IN PORTFOLIO FUNDS	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN PORTFOLIO FUNDS
INVESTMENTS IN PORTFOLIO FUNDS

2.INVESTMENTS IN PORTFOLIO FUNDS

The seven Portfolio Funds in which the Fund is invested in as of December 31, 2014 are: Aspect FuturesAccess LLC (“Aspect”), ML BlueTrend FuturesAccess LLC (“BlueTrend”), John Locke FuturesAccess LLC (“John Locke”), Lynx FuturesAccess LLC (“Lynx”), ML Transtrend DTP Enhanced FuturesAccess LLC (“Transtrend”), Tudor Tensor FuturesAccess LLC (“Tudor”) and ML Winton FuturesAccess LLC (“Winton”). The eight Portfolio Funds in which the Partnership was invested in as of December 31, 2013 were: Altis FuturesAccess LLC (“Altis”), Aspect, BlueTrend, John Locke, Lynx, Transtrend, Tudor and Winton. On March 19, 2014, MLAI notified Altis Partners (Jersey) Limited regarding the Fund’s terminating its investment in Altis, effective March 31, 2014. As of March 31, 2014, Altis was no longer a Portfolio Fund. In MLAI’s discretion, the Fund reallocated its redeemed capital from the Altis Fund among one or more Portfolio Funds. Each of the Portfolio Funds uses a systematic-based managed futures strategy under the direction of a trading advisor unaffiliated with MLAI (each a “Trading Advisor”). MLAI, in its discretion, may change the Portfolio Funds at any time. MLAI, also at its discretion, may vary the percentage of the Fund’s total portfolio allocated to the different Portfolio Funds. There is no pre-established range for the minimum and maximum allocations that may be made to any individual Portfolio Fund.

The investment transactions were accounted for on trade date. The investments in the Portfolio Funds are valued at fair value and are reflected in the Statements of Financial Condition. In determining fair value, MLAI utilized the net asset value of the underlying Portfolio Funds which approximates fair value. The fair value was net of all fees relating to the Portfolio Funds, paid or accrued. Additionally, MLAI monitored the performance of the Portfolio Funds. Such monitoring procedures included, but were not limited to: monitoring market movements in the Portfolio Funds’ investments, comparing performance to industry benchmarks, and conference calls and site visits with the Portfolio Funds’ respective Trading Advisors.

The details of investments in Portfolio Funds at and for the year ended December 31, 2014 are as follows:

	Percentage of Members’ Capital	Fair Value	Profit (Loss)	Cost @ 12/31/14	Management Fees	Performance Fees	Redemptions Permitted
Transtrend	16.01%	35,135,941	6,109,429	30,017,854	(585,850)	(607,438)	Semi -Monthly
Altis*	0.00%	—	(2,921,043)	—	(136,040)	—	Semi -Monthly
Winton	20.01%	43,919,926	5,371,945	34,600,181	(904,471)	(1,370,947)	Semi -Monthly
Aspect	11.00%	24,155,959	6,196,491	18,962,783	(507,815)	(636,239)	Semi -Monthly
John Locke	11.00%	24,155,960	5,249,513	21,004,423	(507,204)	(556,901)	Semi -Monthly
BlueTrend	16.01%	35,135,941	2,681,711	35,682,511	(778,856)	—	Monthly
Tudor	11.00%	24,155,959	3,350,358	23,243,054	(504,442)	—	Semi -Monthly
Lynx	15.01%	32,939,945	7,623,039	25,765,950	(644,656)	(2,020,123)	Semi -Monthly

	100.04%	$219,599,631	$33,661,443	$189,276,756	$(4,569,334)	$(5,191,648)

*Altis liquidated as of March 31, 2014

The details of investments in Portfolio Funds at and for the year ended December 31, 2013 are as follows:

	Percentage of Members’ Capital	Fair Value	Profit (Loss)	Cost @ 12/31/13	Management Fees	Performance Fees	Redemptions Permitted
Transtrend	16.01%	$47,609,112	$(1,133,475)	$48,383,987	$(1,377,170)	$—	Semi -Monthly
Altis	10.01%	29,755,695	(994,297)	40,493,981	(860,493)	—	Semi -Monthly
Winton	17.02%	50,584,682	4,851,535	42,814,840	(1,470,171)	(370,016)	Semi -Monthly
Aspect	10.01%	29,755,695	(1,840,897)	29,271,612	(859,787)	—	Semi -Monthly
John Locke	10.01%	29,755,701	(770,711)	32,368,986	(860,679)	—	Semi -Monthly
BlueTrend	17.02%	50,584,682	(7,091,153)	54,095,167	(1,475,532)	(89,462)	Monthly
Tudor	10.01%	29,755,698	(1,856,365)	33,877,844	(859,774)	—	Semi -Monthly
Lynx	10.01%	29,755,695	2,933,172	29,681,073	(863,779)	(12,671)	Semi -Monthly

	100.10%	$297,556,960	$(5,902,191)	$310,987,490	$(8,627,385)	$(472,149)

There are no investments held by the Portfolio Funds that in the aggregate exceed 5% of the Fund’s members’ capital. The following is summarized financial information for each of the Portfolio Funds:

	As of December 31, 2014
	Total Assets	Total Liabilities	Total Capital
Aspect	$160,883,084	$13,082,365	$147,800,719
BlueTrend	91,645,985	5,126,658	86,519,327
John Locke	25,813,795	2,245,315	23,568,480
Lynx	49,332,652	4,574,525	44,758,127
Transtrend	77,843,044	4,857,981	72,985,063
Tudor	28,570,872	4,673,264	23,897,608
Winton	1,030,271,728	49,186,671	981,085,057

Total	$1,464,361,160	$83,746,779	$1,380,614,381

	As of December 31, 2013
	Total Assets	Total Liabilities	Total Capital
Altis	$33,042,864	$3,287,169	$29,755,695
Aspect	183,265,769	16,048,274	167,217,495
BlueTrend	132,688,240	18,852,244	113,835,996
John Locke	32,726,435	3,558,220	29,168,215
Lynx	33,893,952	4,138,257	29,755,695
Transtrend	99,784,514	13,453,024	86,331,490
Tudor	32,981,771	3,884,427	29,097,344
Winton	1,020,224,000	41,874,595	978,349,405

Total	$1,568,607,545	$105,096,210	$1,463,511,335

	For the year ended December 31, 2014
				Net
	Income (Loss)	Commissions	Expenses	Income (Loss)
Altis*	$(2,692,878)	$(50,824)	$(177,341)	$(2,921,043)
Aspect	42,916,804	(562,521)	(9,186,371)	33,167,912
BlueTrend	10,068,569	(530,630)	(3,183,394)	6,354,545
John Locke	6,683,299	(225,361)	(1,208,425)	5,249,513
Lynx	14,668,003	(218,706)	(3,616,591)	10,832,706
Transtrend	16,067,593	(573,907)	(3,152,986)	12,340,700
Tudor	4,770,661	(476,414)	(543,889)	3,750,358
Winton	169,525,630	(1,182,808)	(63,893,716)	104,449,106

Total	$262,007,681	$(3,821,171)	$(84,962,713)	$173,223,797

	For the year ended December 31, 2013
				Net
	Income (Loss)	Commissions	Expenses	Income (Loss)
Altis	$278,172	$(273,026)	$(999,443)	$(994,297)
Aspect	(4,832,079)	(837,585)	(10,054,553)	(15,724,217)
BlueTrend	(11,341,547)	(815,030)	(4,414,133)	(16,570,710)
John Locke	568,033	(333,203)	(1,005,541)	(770,711)
Lynx	4,219,349	(233,377)	(1,052,800)	2,933,172
Transtrend	1,839,764	(802,619)	(3,351,128)	(2,313,983)
Tudor	740,245	(1,597,442)	(999,168)	(1,856,365)
Winton	103,641,490	(1,310,913)	(45,457,244)	56,873,333

Total	$95,113,427	$(6,203,195)	$(67,334,010)	$21,576,222

*Altis liquidated as of March 31, 2014